Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment

Depreciation and amortization expense for the year ended December 31, 2011 and 2010 was $116,218 and $52,671, respectively.

	As of December 31,
	2011	2010
Computer equipment and software	$293,196	$232,916
Leasehold improvements	427,088	12,884
Medical office equipment	30,181	—
Vehicles	23,342	24,342
Office furniture and equipment	255,062	179,215

Total property and equipment	1,028,869	449,357
Accumulated depreciation and amortization	(443,694)	(328,796)

Total property and equipment, net	$585,175	$120,561